Warrant Liability (Details) - Schedule of black-scholes option pricing model was used to measure the derivative warrant liability - Reporting period [Member]	12 Months Ended
Apr. 30, 2023 USD ($) $ / shares
Warrant Liability (Details) - Schedule of black-scholes option pricing model was used to measure the derivative warrant liability [Line Items]
Exercise Price (in Dollars per share)	$ 0.78
Expected life	4 years 11 months 8 days
Dividend yield	0.00%
Expected volatility	99.00%
Bottom of range [Member]
Warrant Liability (Details) - Schedule of black-scholes option pricing model was used to measure the derivative warrant liability [Line Items]
Share Price (in Dollars per share)	$ 0.46
Risk-free interest rate	4.22%
Value of warrants (in Dollars) | $	$ 1,434,942
Top of range [Member]
Warrant Liability (Details) - Schedule of black-scholes option pricing model was used to measure the derivative warrant liability [Line Items]
Share Price (in Dollars per share)	$ 0.56
Risk-free interest rate	3.94%
Value of warrants (in Dollars) | $	$ 1,795,499